Note 18 - Salary Deferral Plans (Details Textual) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Liability, Current and Noncurrent, Total	$ 1,742,000	$ 1,786,000
Cash Surrender Value of Life Insurance	5,547,000	4,657,000
Life Settlement Contracts, Investment Method, Face Value, Total	15,499,000	13,526,000
Supplemental Employee Retirement Plan Agreement [Member]
Deferred Compensation Liability, Current and Noncurrent, Total	3,052,000	2,778,000
Cash Surrender Value of Life Insurance	29,650,000	27,105,000
Life Settlement Contracts, Investment Method, Face Value, Total	68,827,000	61,067,000
Flexible Indexed Annuity Contracts Value	$ 18,682,000	$ 14,471,000